Share-based plans	12 Months Ended
Dec. 31, 2024
Share-based plans
Share-based plans

23.Share-based plans

General information on the Company’s long-term incentive plans (performance shares)

The Company accounts for its share-based plans in accordance with IFRS 2 and has, as of December 31, 2024, various share-based compensation plans, which may either be equity- or cash-settled. These plans enable the members of the Management Board, the members of the management boards of affiliated companies of FME AG and managerial staff members to adequately participate in the long-term, sustained success of the Company. The Fresenius Medical Care Long Term Incentive Plan 2016 (LTIP 2016), the Fresenius Medical Care NxStage Long Term Incentive Plan (NxStage LTIP), the Fresenius Medical Care Management Board Long Term Incentive Plan 2019 (MB LTIP 2019), the Fresenius Medical Care Long Term Incentive Plan 2019 (LTIP 2019), the Fresenius Medical Care Management Board Long Term Incentive Plan 2020 (MB LTIP 2020), the Fresenius Medical Care Long Term Incentive Plan 2022+ (LTIP 2022+), the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+ (MB LTIP 2024+) and the Fresenius Medical Care Long-Term Incentive Plan 2024+ (LTIP 2024+) are or were each variable compensation programs with long-term incentive effects which allocate or allocated so-called “performance shares.” Performance shares are compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets (further defined below) as well as the Company’s share price development throughout the respective vesting period (Performance Shares). For allocations under the MB LTIP 2024+ which have not yet been effected, the Supervisory Board may instead determine to settle in Company shares prior to each allocation. The final cash payments under the LTIP 2016 and under the NxStage LTIP took place in 2022, the final cash payments under the MB LTIP 2019 took place in 2023 and the final cash payments under the LTIP 2019 took place in 2024.

The following table provides an overview of these plans.

	MB LTIP 2024+	LTIP 2024+	LTIP 2022+	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Members of the Management Board (1)	Other Plan participants	Other Plan participants	Members of the Management Board (1)	Other Plan participants	Members of the Management Board (1)	Other Plan participants	Members of the Management Board (1) and other plan participants
Years in which an allocation occurred	2024	2024	2022–2023	2020–2023	2019–2021	2019	2019	2016–2018
Months in which an allocation occurred	March, June	July, December	July, December	November (2020), March (2021–2023), October (2022, 2023)	July, December	July, December	February	July, December
(1)	Also includes former members of the management board of the General Partner.

For members of the Management Board, the respective allocation value is determined by the Supervisory Board. For other plan participants, the determination of the allocation value will be made by the Management Board, taking into account the individual responsibilities of each plan participant. The initial allocation value is determined in the currency in which the respective participant receives their base salary at the time of the allocation. In order to determine the number of Performance Shares that each plan participant receives, the allocation value is divided by the value per Performance Share at the time of the allocation, which in turn is determined based on the Company’s average share price over a period of thirty calendar days prior to the respective allocation date and assuming a 100% target achievement for the performance target total shareholder return (TSR) compared to competitors (Relative TSR) which is described below.

During 2024, the Company allocated 304,043 Performance Shares under the MB LTIP 2024+ at a measurement date weighted average fair value of €45.52 each and a total fair value of €13,840, which will be revalued if the fair value changes, reflecting all market conditions such as the current target achievement for the Relative TSR target at the measurement date. The Supervisory Board decided to settle the Performance Shares allocated in 2024 in cash. As such, the Company accounts for these allocations as a cash-settled share-based payment transaction. The total fair value will be amortized over the vesting period.

During 2024, the Company allocated 1,908,038 Performance Shares under the LTIP 2024+ at a measurement date weighted average fair value of €46.56 each and a total fair value of €88,838, which will be revalued if the fair value changes, reflecting all market conditions such as the current target achievement for the Relative TSR target at the measurement date. The total fair value will be amortized over the vesting period.

During 2023, the Company allocated 283,624 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €35.84 each and a total fair value of €10,165, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2023, the Company allocated 1,460,049 Performance Shares under the LTIP 2022+ at a measurement date weighted average fair value of €34.64 each and a total fair value of €50,576, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2022, the Company allocated 241,835 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €28.37 each and a total fair value of €6,861, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2022, the Company allocated 1,737,591 Performance Shares under the LTIP 2022+ at a measurement date weighted average fair value of €27.33 each and a total fair value of €47,488, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

The number of allocated Performance Shares may change over the performance period of three years, which for all allocations in fiscal year 2024 commenced on January 1, 2024 and ends on December 31, 2026, depending on the degree of achievement of the performance targets.

The Company’s long-term incentive plans during 2024 (Performance Shares)

The Supervisory Board has approved and adopted the MB LTIP 2024+ effective January 1, 2024, for members of the Management Board. For the members of the management boards of affiliated companies of FME AG and managerial staff members, the Management Board has approved and adopted the LTIP 2024+ effective January 1, 2024.

For allocations in fiscal year 2024, the performance targets are as follows: (i) return on invested capital (ROIC), (ii) Relative TSR and (iii) reduction in market-based CO2 equivalents emissions (CO2e Reduction). The CO2e Reduction reflects the Company’s expressed goal to reduce Scope-1 and Scope-2 emissions by 50% by 2030 compared to 2020 and to achieve climate neutrality by 2040. For all three performance targets, target achievement corridors which will be used for the calculation of the respective target achievements were defined. These corridors were defined by the Supervisory Board for the MB LTIP 2024+ and by the Management Board for the LTIP 2024+. The corridors are identical for both plans.

For allocations in fiscal year 2024, the profitability target ROIC has a weight of 40% within the calculation of the degree of the overall target achievement. While the ROIC metric is not audited, the calculation of the metric is based upon financial measures derived from the Company’s consolidated, reported and audited financial statements determined in accordance with IFRS Accounting Standards and further adjusted to apply the respective plan conditions. The ROIC target achievement level is determined based on the average of the three annual ROIC figures during the performance period.

For allocations in fiscal year 2024, the performance target Relative TSR is measured on the basis of the TSR compared to European and U.S. peer groups. The target achievement for this performance target is determined using the percentile ranking method. For this purpose, the TSR values of the peer companies within the respective comparison groups over the performance period are ranked and the relative positioning of the Company within the respective comparison group is determined on the basis of the percentile achieved. The performance target Relative TSR is weighted with 40% within the calculation of the degree of overall target achievement.

For allocations in fiscal year 2024, the achievement of the sustainability performance target CO2e Reduction is based on the Company’s sustainability statement, such reporting being reviewed by an independent auditor, and is measured by the reduction of market-based emissions in CO2 equivalents in comparison to the base year 2020. This reduction is expressed in percent. The sustainability performance target has a weight of 20% within the calculation of the degree of overall target achievement. The applicable target achievement of the sustainability target is calculated based on the average annual achievement in CO2e Reductions. For this purpose, each annual target achievement is weighted equally (1/3 each).

The overall target achievement will not exceed 200%. The number of Performance Shares allocated to plan participants at the beginning of the performance period is multiplied with the degree of overall target achievement to determine the final number of Performance Shares.

Under the MB LTIP 2024+, the final number of Performance Shares generally vests four years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of such vested Performance Shares is then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The resulting amount, which is capped at 400% of the respective allocation value and can be reduced to meet the respective maximum compensation of the participant, will be paid out as cash compensation or settled in shares of the Company. Allocations made in fiscal year 2024 will be settled in cash.

Under the LTIP 2024+, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the employment or service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of vested Performance Shares is then multiplied with the average share price of the Company during a period of 30 days prior to the lapse of the vesting period. The resulting amount is capped in total at an amount equaling 400% of the respective allocation value and will be paid out as cash compensation.

The Company’s long-term incentive plans during 2016–2023 (Performance Shares)

For allocations until 2023, the performance targets are as follows: (i) revenue growth at constant currency (Revenue Growth), (ii) net Income growth at constant currency (Net Income Growth) and (iii) ROIC.

Revenue and net income are determined according to the Company’s consolidated reported and audited figures in euro for the financial statements prepared in accordance with IFRS Accounting Standards, applying the respective plan terms. While the ROIC metric is not audited, the calculation of the metric is based upon financial measures derived from the Company’s consolidated financial statements and further adjusted to apply the respective plan conditions. Revenue Growth and Net Income Growth, for the purpose of the relevant plan, are determined at constant currency.

For Performance Shares allocated in years 2022 and 2023, the target achievements of the performance targets Revenue Growth and Net Income Growth are calculated based on a Compound Annual Growth Rate (CAGR) over the 3-year performance period. For ROIC, annual target values apply. For all three performance targets, target achievement corridors which are used for the calculation of the respective target achievements were defined.

For Performance Shares allocated in years 2022 and 2023, the degree of target achievement for all three performance targets is weighted with 1/3 for the purpose of determining the overall target achievement at the end of the performance period. The relevant target achievement for Revenue Growth and Net Income Growth is determined based on the CAGR over the entire performance period. The relevant target achievement for the ROIC target is determined based on the average annual target achievement for the ROIC during the performance period (i.e., 1/3 weighting per performance year). The overall target achievement cannot exceed 200%.

For Performance Shares allocated in years 2020 and 2021, for each individual year of the three-year performance period an annual target achievement level of 100% was reached for the Revenue Growth performance target if Revenue Growth was 6%; Revenue Growth of 1% led to a target achievement level of 0% and the maximum target achievement level of 200% was reached in case of Revenue Growth of at least 11%. If Revenue Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated in years 2020 and 2021, for each individual year of the three-year performance period an annual target achievement level of 100% for the Net Income Growth performance target was reached if Net Income Growth was 5%. In case of Net Income Growth of 0%, the target achievement level was 0%; the maximum target achievement of 200% was reached in the case of Net Income Growth of at least 10%. If Net Income Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated in years 2020 and 2021, for each individual year of the three-year performance period an annual target achievement level of 100% for the ROIC performance target was reached if ROIC was 6.0%. In case of a ROIC of 5.5%, the target achievement level was 0%; the maximum target achievement of 200% was reached in the case of a ROIC of at least 6.5%. Between these values, the degree of target achievement was determined by means of linear interpolation.

For Performance Shares allocated during the period from 2016 to 2019, for each individual year of the three-year performance period an annual target achievement level of 100% was reached for the Revenue Growth performance target if Revenue Growth was 7%; Revenue Growth of 0% led to a target achievement level of 0% and the maximum target achievement level of 200% was reached in case of Revenue Growth of at least 16%. If Revenue Growth ranged between these values, the degree of target achievement was linearly interpolated between these values.

For Performance Shares allocated during the period from 2016 to 2019, for each individual year of the three-year performance period an annual target achievement level of 100% for the Net Income Growth performance target was reached if Net Income Growth was 7%. In case of Net Income Growth of 0%, the target achievement level was also 0%; the maximum target achievement of 200% was reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement was determined by means of linear interpolation.

For Performance Shares allocated during the period from 2016 to 2019, an annual target achievement level of 100% for ROIC was reached if the target ROIC as defined for the applicable year was reached. For Performance Shares allocated during the period from 2016 to 2019, the target ROIC was 7.3% for 2016, 7.5% for 2017, 7.7% for 2018, 7.9% for 2019, 8.1% for 2020 and 8.1% for 2021. A target achievement level of 0% was reached if the ROIC fell below the target ROIC for the applicable year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% was reached if the target ROIC for the respective year was exceeded by 0.2 percentage points or more. The degree of target achievement was determined by means of linear interpolation if the ROIC ranged between these values. In case the annual ROIC target achievement level in the third year of a performance period for Performance Shares allocated during the period from 2016 to 2019 was equal to or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year was deemed to be achieved for all years of the applicable performance period.

For Performance Shares allocated during the period from 2016 to 2021, the target achievement level for each of the three performance targets was weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period was then determined on the basis of the mean of these three average yearly target achievements. The overall target achievement could be in a range of 0% to 200%.

For Performance Shares allocated in fiscal year 2019 under the LTIP 2019, the level of target achievement was subject to an increase if certain targets in relation to the second phase of the Company’s Global Efficiency Program (GEP-II targets), which were measured at constant currency, and in relation to the Free Cash Flow (Free Cash Flow target) were achieved. For these Performance Shares, the overall target achievement was increased by 20 percentage points if the GEP-II targets achievement was 100%. Furthermore, the overall target achievement for these Performance Shares was increased by 20 percentage points if the Free Cash Flow target achievement was 200%. In case of a GEP-II targets achievement between 0% and 100% and a Free Cash Flow target achievement between 0% and 200%, the increase of the overall target achievement was calculated by means of linear interpolation. The overall target achievement could not exceed 200%.

The number of Performance Shares allocated to the plan participants at the beginning of the performance period is multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

Under the LTIP 2022+, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of vested Performance Shares is then multiplied with the average share price of the Company during a period of 30 days prior to the lapse of the vesting period. The resulting amount is capped in total at an amount equaling 400% of the respective allocation value and will be paid out as cash compensation.

Under the MB LTIP 2020, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), apply. The number of such vested Performance Shares is then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the respective allocation value and which can be reduced to meet the respective maximum compensation of the participant, less taxes and contributions is generally transferred to a settlement institution which uses it for the purchase of shares of the Company on the stock exchange on behalf of the participants. Shares acquired in this way are subject to a holding period of at least one year. After the lapse of this holding period, the participant can decide to further hold or sell these shares. Under the LTIP 2019, the final number of Performance Shares generally vested three years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The respective resulting amount was capped in total at an amount equaling 400% of the respective allocation value and was paid out as cash compensation.

Under the MB LTIP 2019, the final number of Performance Shares generally vested four years after the respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The resulting amount was paid out as cash compensation.

Under the NxStage LTIP, the final number of Performance Shares allocated in February 2019 generally vested in December 2022. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The resulting amount was paid out as cash compensation.

Under the LTIP 2016, the final number of Performance Shares generally vested four years after the day respective allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions, e.g., in the event of occupational disability or retirement), applied. The number of such vested Performance Shares was then multiplied by the average share price of the Company over a period of thirty calendar days prior to the lapse of the vesting period. The resulting amount was paid out as cash compensation.

The Company`s long-term incentive program 2011 (stock options and phantom stock)

On May 12, 2011, the 2011 SOP was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s management board and supervisory board and the Company’s Supervisory Board, formed the Company’s LTIP 2011. Under the LTIP 2011, participants were granted awards, which consisted of a combination of stock options and phantom stock. Awards under the LTIP 2011 were subject to a four-year vesting period. Vesting of the awards granted was subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 per share. The final grant under the LTIP 2011 was made in December 2015.

Stock options granted under the LTIP 2011 had an eight-year term and could be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the LTIP 2011 was the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the LTIP 2011 to U.S. participants were non-qualified stock options under the U.S. Internal Revenue Code of 1986, as amended. Stock options under the LTIP 2011 were not transferable by a participant or a participant’s heirs, and could not be transferred, pledged, assigned, or disposed of otherwise. Stock options under the LTIP 2011 could be exercised for the last time in 2023.

Phantom stock awards under the LTIP 2011 entitled the holders to receive payment in euro from the Company upon exercise of the phantom stock. The payment per phantom stock in lieu of the issuance of such stock was based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom stock awards had a five-year term and could be exercised for the first time after a four-year vesting period. For participants who were U.S. taxpayers, the phantom stock were deemed to be exercised in any event in the month of March following the end of the vesting period.

Additional information on share-based plans

At December 31, 2024 and 2023, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Outstanding Performance Shares
	2024			2023
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
MB LTIP 2024+	266,497	37,546	304,043	—	—	—
LTIP 2024+	—	1,906,842	1,906,842	—	—	—
LTIP 2022+	—	2,691,190	2,691,190	—	2,885,898	2,885,898
MB LTIP 2020	236,574	267,539	504,113	427,871	268,688	696,559
LTIP 2019	—	—	—	—	712,398	712,398

As the 2011 SOP expired in 2023, no stock options were outstanding at December 31, 2024 or at December 31, 2023.The table below provides reconciliations for stock options at December 31, 2023:

Transactions
Weighted
average
exercise
	Options	price
Stock options for shares	in thousands	in €
Balance at December 31, 2022	2,471	77.02
Granted	—	—
Exercised	—	—
Expired	2,471	77.02
Balance at December 31, 2023	—	—

During the fiscal years ended December 31, 2024, and 2023, no stock options were exercised. During the fiscal year ended December 31, 2022, the Company received cash of €20,427 from the exercise of stock options. The intrinsic value of stock options exercised for the twelve-month period ended December 31, 2022 was €1,665.

The compensation expense related to cash-settled share-based payment transactions is determined based upon the fair value at the measurement date and the number of Performance Shares allocated which will be recognized over the vesting period. The compensation expense that the Company recognized for Performance Shares for the fiscal years ended December 31, 2024, 2023 and 2022, respectively, is presented in the table below.

Compensation expense related to cash-settled plans
in € THOUS
	2024	2023	2022
MB LTIP 2024+	3,468	—	—
LTIP 2024+	12,078	—	—
LTIP 2022+	24,013	17,181	3,765
MB LTIP 2020	(1,675)	5,417	(629)
LTIP 2019	574	9,138	(4,416)
MB LTIP 2019	—	779	(358)
NxStage LTIP	—	—	(758)
LTIP 2016	—	—	(3,475)